Schedule of Investments
September 30, 2024
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.07%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6(b)	0.00%	$14,824,367	$129,338	$(13,905,520)	$(2,125,150)	$998,185	$208,121	1	$2
Invesco Multi-Asset Income Fund, Class R6	0.00%	38,177,088	631,461	(38,450,775)	7,172,372	(7,530,143)	631,461	1	3
Total Alternative Funds		53,001,455	760,799	(52,356,295)	5,047,222	(6,531,958)	839,582		5
Domestic Equity Funds–31.28%
Invesco Dividend Income Fund, Class R6	4.02%	12,974,888	2,044,096	(2,414,510)	1,168,829	411,006	213,809	513,552	14,184,309
Invesco Income Advantage U.S. Fund, Class R6	0.00%	—	35,681,151	(37,009,549)	1	1,328,404	1,011,834	1	7
Invesco Main Street Small Cap Fund, Class R6	1.76%	—	6,073,269	(548,354)	660,007	31,240	—	262,951	6,216,162
Invesco MSCI USA ETF(c)	6.82%	—	24,181,593	(2,662,449)	2,431,447	112,350	150,763	419,215	24,062,941
Invesco QQQ Income Advantage ETF	5.15%	—	17,407,794	—	743,804	—	155,583	372,200	18,151,598
Invesco Russell 1000® Dynamic Multifactor ETF	2.74%	—	10,054,478	(430,935)	44,780	6,697	62,211	182,582	9,675,020
Invesco S&P 500 Equal Weight Income Advantage ETF	5.07%	—	17,417,003	—	468,588	—	138,320	344,550	17,885,591
Invesco S&P 500® High Dividend Low Volatility ETF	—	16,411,737	—	(16,601,309)	(3,880,812)	4,070,384	157,251	—	—
Invesco S&P 500® Pure Value ETF	4.18%	13,355,893	3,536,460	(3,314,679)	934,174	232,599	235,005	165,817	14,744,447
Invesco Value Opportunities Fund, Class R6	1.54%	—	5,194,395	(405,280)	630,521	21,983	—	245,339	5,441,619
Total Domestic Equity Funds		42,742,518	121,590,239	(63,387,065)	3,201,339	6,214,663	2,124,776		110,361,694
Fixed Income Funds–61.41%
Invesco Core Bond Fund, Class R6	24.68%	—	88,742,165	(6,622,818)	4,771,103	202,522	1,873,147	14,964,428	87,092,972
Invesco Core Plus Bond Fund, Class R6	23.72%	37,786,229	50,665,647	(8,275,695)	4,696,628	(1,170,176)	2,416,047	8,848,059	83,702,633
Invesco Corporate Bond Fund, Class R6	—	48,322,018	724,376	(47,326,473)	734,858	(2,454,779)	724,377	—	—
Invesco Equal Weight 0-30 Year Treasury ETF	—	37,235,531	—	(34,874,010)	4,413,978	(6,775,499)	295,400	—	—
Invesco Floating Rate ESG Fund, Class R6	2.01%	21,025,250	864,410	(14,681,026)	(71,768)	(48,374)	864,335	1,054,835	7,088,492
Invesco High Yield Fund, Class R6	2.02%	38,345,166	967,622	(31,947,991)	(798,045)	556,527	967,591	1,978,689	7,123,279
Invesco Income Fund, Class R6	0.00%	31,516,020	562,465	(31,951,528)	1,504,215	(1,631,167)	562,465	1	5
Invesco International Bond Fund, Class R6	3.06%	11,233,828	634,435	(1,194,514)	267,905	(160,556)	412,561	2,401,135	10,781,098
Invesco Taxable Municipal Bond ETF	—	13,408,742	—	(12,923,805)	1,183,507	(1,668,444)	119,521	—	—
Invesco Variable Rate Investment Grade ETF	5.92%	—	21,376,781	(392,185)	(78,587)	(346)	635,161	833,393	20,905,663
Total Fixed Income Funds		238,872,784	164,537,901	(190,190,045)	16,623,794	(13,150,292)	8,870,605		216,694,142
Foreign Equity Funds–6.97%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	5.45%	15,269,098	5,703,176	(3,401,430)	1,462,458	204,752	473,254	369,040	19,238,054
Invesco S&P Emerging Markets Low Volatility ETF	1.52%	—	5,284,524	(433,289)	497,935	17,960	122,985	205,716	5,367,130
Invesco S&P International Developed Low Volatility ETF	—	15,284,534	—	(14,815,591)	(769,088)	300,145	104,809	—	—
iShares Global Infrastructure ETF(d)	—	15,047,531	—	(14,815,223)	(202,575)	(29,733)	—	—	—
Total Foreign Equity Funds		45,601,163	10,987,700	(33,465,533)	988,730	493,124	701,048		24,605,184
Money Market Funds–0.41%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(e)	0.15%	225,382	50,752,558	(50,455,732)	—	—	19,961	522,208	522,208
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Invesco Income Allocation Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.07%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class	—	$161,002	$25,052,106	$(25,213,013)	$(29)	$(66)	$8,541	—	$—
Invesco Treasury Portfolio, Institutional Class, 4.78%(e)	0.26%	257,580	69,202,645	(68,530,511)	—	—	26,360	929,714	929,714
Total Money Market Funds		643,964	145,007,309	(144,199,256)	(29)	(66)	54,862		1,451,922
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $331,133,244)	100.07%	380,861,884	442,883,948	(483,598,194)	25,861,056	(12,974,529)	12,590,873		353,112,947

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.28%
Invesco Private Government Fund, 4.96%(e)(f)	0.08%	5,803,993	25,730,970	(31,259,656)	—	—	90,644(g)	275,307	275,307
Invesco Private Prime Fund, 5.02%(e)(f)	0.20%	14,924,553	64,288,940	(78,490,156)	(1,718)	(4,003)	244,782(g)	717,329	717,616
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $992,923)	0.28%	20,728,546	90,019,910	(109,749,812)	(1,718)	(4,003)	335,426		992,923
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $332,126,167)	100.35%	$401,590,430	$532,903,858	$(593,348,006)	$25,859,338	$(12,978,532)	$12,926,299		$354,105,870
OTHER ASSETS LESS LIABILITIES	(0.35)%								(1,231,840)
NET ASSETS	100.00%								$352,874,030
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Includes return of capital distribution.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Not affiliated with Invesco Advisers, Inc.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated and Unaffiliated Issuers	$351,661,025	$—	$—	$351,661,025
Money Market Funds	1,451,922	992,923	—	2,444,845
Total Investments	$353,112,947	$992,923	$—	$354,105,870
Invesco Income Allocation Fund